CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS - OPERATING ACTIVITIES
Net income (loss)	$ 3,748	$ 661	$ (4,022)
Adjustments to reconcile net loss to net cash used in operating activities:
Accrued interest on loans	2,315	1,485	2,148
Loan forgiveness gain	(4,381)	(2,312)	0
Depreciation and amortization	3,826	3,386	2,980
Stock-based compensation to employees	854	402	243
Stock-based compensation issued pursuant to settlement agreements	0	403	0
Decrease in deferred tax	(2,010)	(418)	0
Change in Fair value of derivatives & warrants liability	699	(798)	(2,313)
Credit Losses	1,853	1,540	1,457
Inventory write-downs	334	130	180
Decrease in accounts receivables, net	(11,432)	(3,064)	(4,135)
Decrease (increase) in other current assets	(1,666)	(597)	670
Decrease (increase) in inventories, net	(22)	(148)	728
Increase (decrease) in accounts payables	273	(1,005)	616
Increase (decrease) in employees and payroll accruals	467	150	(325)
Increase (decrease) in accrued severance pay	0	0	(41)
Lease liabilities	(606)	(671)	(604)
Increase (decrease) in accrued expenses and other liabilities, related parties & deferred revenues	258	(438)	51
Net cash used in operating activities	(5,490)	(1,294)	(2,367)
CASH FLOWS - INVESTING ACTIVITIES
Purchase of property and equipment	(880)	(1,598)	(1,714)
Capitalization of software development costs	(2,196)	(1,751)	(1,652)
Investment in bank deposits	2,366	0	0
Net cash used in investing activities	(5,442)	(3,349)	(3,366)
CASH FLOWS - FINANCING ACTIVITIES
Related parties	0	(100)	(68)
Proceeds from loans and credit	671	0	0
Proceeds from exercise of options and warrants, net	11,059	0	1,819
Proceed from Shares and warrants issuance, net	5,550	2,704	5,054
Net cash provided by financing activities	17,280	2,604	6,805
Increase (decrease) in cash, cash equivalents, and restricted cash	6,348	(2,039)	1,072
Cash, cash equivalents, and restricted cash - beginning of year	3,538	5,577	4,505
Cash, cash equivalents, and restricted cash - end of year	9,886	3,538	5,577
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for taxes	0	0	0
Cash paid for interest, net	0	0	0
NON-CASH TRANSACTIONS:
Conversion of loans and warrant into ordinary shares	$ 14,847	$ 3,747	$ 2,251